Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Summary of Basic and Diluted Per Common Share
The Company calculates basic and diluted earnings per share as follows:

	For the six-month periods ended June 30,
	2023	2024
Numerator
Net income	52,550,587	36,179,042
Less: Cumulative dividends on Series A Preferred Shares	(870,494)	(870,492)
Less: Cumulative dividends on Series C Preferred Shares	(185,000)	—
Less: Undistributed earnings allocated to non-vested shares	(977,828)	(1,985,920)

Net income attributable to common shareholders, basic	50,517,265	33,322,630
Add: Undistributed earnings allocated to non-vested shares	977,828	1,985,920
Add: Cumulative dividends on Series C Preferred Shares	185,000	—
Less: Undistributed earnings re-allocated to participating non-vested shares	(862,466)	(1,781,095)

Net income attributable to common shareholders, diluted	50,817,627	33,527,455
Denominator
Weighted average number of shares outstanding, basic	15,940,369	27,789,766
Weighted average number of shares outstanding, diluted	18,304,134	31,515,129

Earnings per share, basic	3.17	1.20
Earnings per share, diluted	2.78	1.06